ORGANIZATION AND BUSINESS DESCRIPTION - Variable interest entities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
ORGANIZATION AND BUSINESS DESCRIPTION
Current assets	$ 54,311,311	$ 39,859,569
Noncurrent assets	645,895	479,790
Total assets	54,957,206	40,339,359
Current liabilities	19,466,162	11,368,963
Non-current liabilities	1,821,207	1,348,500
Total liabilities	21,287,369	12,717,463
Net revenue	83,467,770	71,452,736	$ 58,546,729
Net income	2,804,858	4,021,848	4,565,968
Cash flows provided by (used in) operating activities	(2,685,630)	(6,489,483)	(693,959)
Cash flows (used in) provided by investing activities	(88,716)	1,937,084	(228,183)
Cash flows provided by financing activities	1,672,768	7,249,130	1,990,753
Variable Interest Entities
ORGANIZATION AND BUSINESS DESCRIPTION
Current assets	54,269,499	38,853,927
Noncurrent assets	645,046	446,943
Total assets	54,914,545	39,300,870
Current liabilities	19,461,474	12,121,739
Non-current liabilities	1,821,207	2,657,635
Total liabilities	21,282,681	14,779,374
Net revenue	83,467,770	71,452,736	58,546,729
Net income	5,407,239	4,890,910	4,951,066
Cash flows provided by (used in) operating activities	181,133	(4,516,193)	(455,804)
Cash flows (used in) provided by investing activities	(80,731)	1,938,555	(228,183)
Cash flows provided by financing activities	$ 327,795	$ 3,769,504	$ 1,726,170